CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2025
CAPITAL MANAGEMENT
CAPITAL MANAGEMENT
26.	CAPITAL MANAGEMENT

The Company’s objectives when managing capital are:

◾	To safeguard the Company’s ability to continue as a going concern in order to develop and operate its current projects;
◾	Pursue strategic growth initiatives; and
◾	To maintain a flexible capital structure which lowers the cost of capital.

In assessing the Company’s capital structure, management include in its assessment the components of equity consisting of common shares, stock options and warrants, and deficit that as at December 31, 2025 totalled $419,097,255 (December 31, 2024 – $66,570,705). In order to facilitate the management of capital requirements, the Company prepares annual expenditure budgets and continuously monitors and reviews actual and forecasted cash flows. The annual and updated budgets are reviewed, approved and monitored by the Board of Directors. To maintain or adjust the capital structure, the Company may, from time to time, issue new shares, issue new debt, repay debt or dispose of non-core assets.

There were no changes in the Company’s approach to capital management during the years ended December 31, 2025 and 2024.